Financial Instruments Risk - Credit Risk Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Insurance coverage for company management	$ 35,700	$ 32,400
Provision for expected credit losses	4,445	3,613	$ 78
Remeasurement	832	3,535
Settlements	0	0
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables, non-government wholesale customers	20,900	22,500
Provision for expected credit losses	3,400	4,100
Credit risk, other receivables
Disclosure of detailed information about borrowings [line items]
Remeasurement	6,100	0
Settlements	$ 800	$ 0